Summary of Significant Accounting Policies (Details) - Schedule of Cash Flows - Variable Interest Entity [Member] - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Cash Flows [Line Items]
Net cash (used in) provided by operating activities	[1]	$ 75,862	$ (89,131)	$ 252,880
Net cash used in investing activities			(5,437)
Effect of exchange (loss) gain on cash		(19,288)	(39,585)	11,562
Net (decrease) increase in cash		$ 56,574	$ (134,153)	$ 264,442

[1]	Intercompany operating activities are eliminated upon consolidation.